Consolidated statement of changes in equity - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2021	€ 7,210	€ 7,033	€ 5	€ 220	€ 287	€ (156)	€ 6,677	€ 177
Profit after taxes	1,521	1,508					1,508	13
Other comprehensive income/(loss)	(292)	(306)				(272)	(34)	14
Total comprehensive income/(loss)	1,229	1,202				(272)	1,474	27
Acquisition of non-controlling interests	(283)	(79)				(79)		(204)
Issue of shares during the year	14	14		14
Equity-settled share-based payment expense	33	33					33
Share-based payment tax effects	10	10					10
Dividends	(766)	(766)					(766)
Closing balance at Dec. 31, 2022	7,447	7,447	5	234	287	(507)	7,428	0
Profit after taxes	1,669	1,669					1,669
Other comprehensive income/(loss)	(306)	(306)				(233)	(73)
Total comprehensive income/(loss)	1,363	1,363				(233)	1,596
Cash flow hedge (gains)/losses transferred to cost of inventories	(114)	(114)				(114)
Tax effect on cash flow hedge (gains)/losses transferred to cost of inventories	31	31				31
Issue of shares during the year	42	42		42
Equity-settled share-based payment expense	54	54					54
Purchases of shares for equity-settled Employee Share Purchase Plan	(4)	(4)					(4)
Share-based payment tax effects	1	1					1
Dividends	(844)	(844)					(844)
Closing balance at Dec. 31, 2023	7,976	7,976	5	276	287	(823)	8,231	0
Profit after taxes	1,444	1,418					1,418	26
Other comprehensive income/(loss)	(33)	(33)				(78)	45
Total comprehensive income/(loss)	1,411	1,385				(78)	1,463	26
Non-controlling interest established in connection with the Acquisition	468							468
Acquisition of non-controlling interests	2							2
Cash flow hedge (gains)/losses transferred to goodwill relating to business combination	2	2				2
Cash flow hedge (gains)/losses transferred to cost of inventories	(20)	(20)				(20)
Tax effect on cash flow hedge (gains)/losses transferred to cost of inventories	7	7				7
Issue of shares during the year	31	31		31
Equity-settled share-based payment expense	42	42					42
Purchases of shares for equity-settled Employee Share Purchase Plan	(16)	(16)					(16)
Treasury shares acquired	(7)	(7)					(7)
Dividends	(911)	(911)					(911)
Closing balance at Dec. 31, 2024	€ 8,985	€ 8,489	€ 5	€ 307	€ 287	€ (912)	€ 8,802	€ 496